Subsequent Events (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Feb. 29, 2012	Jan. 31, 2012
Total Index Series [Member]
Subscriptions and withdrawals of interests
Subscriptions	$ 13,245,613	$ 1,122,796	$ 963,565	$ 11,159,252
Withdrawals	11,080,668		8,226,880	2,853,788
Agricultural Sector Series [Member]
Subscriptions and withdrawals of interests
Subscriptions	95,179			55,579
Withdrawals	192,481		192,481
Total RICI Linked - PAM Advisors Fund, LLC [Member]
Subscriptions and withdrawals of interests
Subscriptions	13,340,792	1,122,796	1,003,165	11,214,831
Withdrawals	$ 11,273,149		$ 8,419,361	$ 2,853,788